Merger	6 Months Ended
Jun. 30, 2026
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Merger	Acquisitions and Other Transactions
On July 1, 2025, the Company completed the acquisition of Global Container International LLC (“GCI”), a Bermuda-domiciled container leasing company (the "GCI Acquisition"). For additional information on the GCI Acquisition, refer to Note 3 - "Acquisitions and Other Transactions" in the Company's Annual Report on Form 20-F which was filed with the SEC on February 20, 2026.

On March 27, 2025, the Company distributed its equity interest in Triton Container Finance VIII LLC ("TCF VIII"), a special purpose securitization subsidiary of Triton, to Thanos Holdings Limited ("Parent") (the “TCF VIII Distribution”). For additional information on the TCF VIII Distribution, refer to Note 3 - "Acquisitions and Other Transactions" in the Company's Annual Report on Form 20-F which was filed with the SEC on February 20, 2026.